SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. (File No.)	☐
Post-Effective Amendment No.10 (File No. 333-230376)	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 161 (File No. 811-07355)	☒

(Check appropriate box or boxes)

RIVERSOURCE VARIABLE ACCOUNT 10

(previously IDS LIFE VARIABLE ACCOUNT 10)

(Exact Name of Registrant)

RiverSource Life Insurance Company

(previously IDS Life Insurance Company)

(Name of Depositor)

70100 Ameriprise Financial Center, Minneapolis, MN 55474

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code (612) 678-5337

Nicole D. Wood, 50605 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485

☒	on Dec.2, 2021 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

The sole purpose of this Post-Effective Amendment No. 10 to registration statement No. 333-230376 is to correct the proposed effective date stated in the Post-Effective Amendment No.8 from Nov.26, 2021 to Dec. 2, 2021. The Company confirms that it does not intend to be selling off the Post-Effective Amendment No. 7 filed on or about Sept. 3, 2021, pursuant to rule 485(a) under the Securities Act of 1933.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 1st day of December 2021.

RIVERSOURCE VARIABLE ACCOUNT 10
(Registrant)

By:	/s/ Gumer C. Alvero**
Executive Vice President - Annuities

RiverSource Life Insurance Company
(Depositor)

By:	/s/ Gumer C. Alvero**
Interim Chairman of the Board and Executive Vice President - Annuities

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 1st day of December 2021.

Signature	Title

/s/ Gumer C. Alvero**	Interim Chairman of the Board and Vice President – Annuities (Chief Executive Officer)
Gumer C. Alvero

/s/ Stephen P. Blaske*	Director, Senior Vice President and Chief Actuary
Stephen P. Blaske

/s/ Shweta Jhanji*	Senior Vice President and Treasurer
Shweta Jhanji

/s/ Brian J. McGrane*	Director, Executive Vice President and Chief Financial Officer (Chief Financial Officer)
Brian J. McGrane

/s/ Jeninne C. McGee*	Director
Jeninne C. McGee

/s/ Michael J. Pelzel*	Senior Vice President – Corporate Tax
Michael J. Pelzel

/s/ Gregg L. Ewing*	Vice President and Controller (Principal Accounting Officer)
Gregg L. Ewing

*

Signed pursuant Power of Attorney to sign Amendment to this Registration Statement, dated March 16, 2021 filed electronically as Exhibit 13 to Post -Effective Amendment No. 5 to Registration Statement No. 333-230376 is incorporated by reference herewith, by:

**

Signed pursuant Power of Attorney for Gumer C. Alvero to sign Amendment to this Registration Statement, dated April 22, 2021 filed electronically as Exhibit 13.2 to Post -Effective Amendment No. 6 to Registration Statement No. 333-230376 is incorporated by reference herewith, by

/s/ Nicole D. Wood
Nicole D. Wood
Assistant General Counsel and Assistant Secretary